THE SARATOGA ADVANTAGE TRUST

SMALL CAPITALIZATION PORTFOLIO

Class A Shares (Ticker: SSCYX)

Supplement dated November 12, 2013 to the Class A Shares Prospectus

 Dated December 31, 2012 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, beginning on page 31 of the Prospectus.   The sub-section entitled “Adviser” located on page 34 is deleted in its entirety and replaced with the following:

Adviser:  Fox Asset Management, LLC (“Fox” or the “Adviser”) has served as Adviser to the Portfolio since January 2001. The Portfolio is managed by a management team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, CFA, who is the key small-cap member on the firm's Investment Committee.  Mr. Greene, Co-Director of the firm, joined Fox in 1998. Mr. Greene has served the Portfolio as Portfolio Manager since September 2006.  Other members of the Small Cap Team include J. Bradley Ohlmuller, CFA and Patrick J. O’Brien. Mr. Ohlmuller, a Vice President and Equity Portfolio Manager, joined Fox in 2004 and is a member of the firm’s Investment Committee.  Mr. O’Brien, a Vice President and Equity Portfolio Manager, joined Fox in 2012.  He was previously a portfolio manager and analyst at Brown/Advisory/ABIM since 2001.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

SMALL CAPITALIZATION PORTFOLIO

Class C Shares (Ticker: SSCCX)

Supplement dated November 12, 2013 to the Class C Shares Prospectus

 Dated December 31, 2012 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL  CAPITALIZATION PORTFOLIO”, beginning on page 33 of the Prospectus.  The sub-section entitled “Adviser” located on page 37 is deleted in its entirety and replaced with the following:

Adviser:   Fox Asset Management, LLC (“Fox” or the “Adviser”) has served as Adviser to the Portfolio since January 2001. The Portfolio is managed by a management team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, CFA, who is the key small-cap member on the firm's Investment Committee.  Mr. Greene, Co-Director of the firm, joined Fox in 1998. Mr. Greene has served the Portfolio as Portfolio Manager since September 2006.  Other members of the Small Cap Team include J. Bradley Ohlmuller, CFA and Patrick J. O’Brien. Mr. Ohlmuller, a Vice President and Equity Portfolio Manager, joined Fox in 2004 and is a member of the firm’s Investment Committee.  Mr. O’Brien, a Vice President and Equity Portfolio Manager, joined Fox in 2012.  He was previously a portfolio manager and analyst at Brown/Advisory/ABIM since 2001.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

SMALL CAPITALIZATION PORTFOLIO

Class I Shares (Ticker: SSCPX)

Supplement dated November 12, 2013 to the Class I Shares Prospectus

 Dated December 31, 2012 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: Small  CAPITALIZATION PORTFOLIO”, beginning on page 29 of the Prospectus.  The sub-section entitled “Adviser” located on page 32 is deleted in its entirety and replaced with the following:

Adviser:  Fox Asset Management, LLC (“Fox” or the “Adviser”) has served as Adviser to the Portfolio since January 2001. The Portfolio is managed by a management team that consists of portfolio managers and analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is Gregory R. Greene, CFA, who is the key small-cap member on the firm's Investment Committee.  Mr. Greene, Co-Director of the firm, joined Fox in 1998. Mr. Greene has served the Portfolio as Portfolio Manager since September 2006.  Other members of the Small Cap Team include J. Bradley Ohlmuller, CFA and Patrick J. O’Brien. Mr. Ohlmuller, a Vice President and Equity Portfolio Manager, joined Fox in 2004 and is a member of the firm’s Investment Committee.  Mr. O’Brien, a Vice President and Equity Portfolio Manager, joined Fox in 2012.  He was previously a portfolio manager and analyst at Brown/Advisory/ABIM since 2001.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 12, 2013

to the

Statement of Additional Information Dated December 31, 2012 of the Saratoga Advantage Trust

Reference is made to the section entitled “PORTFOLIO MANAGERS” beginning on page 69 in the Statement of Additional Information (“SAI”).  The information pertaining to Robert J. Milmore in the table under the sub-heading “Other Accounts Managed” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Patrick J. O’Brien* Fox Asset Management, LLC	Small Capitalization Portfolio	0	$0	0	$0	0	$0	$0

*As of November 11, 2013

Reference is made to the table under the sub-heading “Ownership of Securities” beginning on page 77.  The information pertaining to Robert J. Milmore is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Patrick J. O’Brien*	Small Capitalization Portfolio	None

*As of November 11, 2013

This Supplement updates and supersedes any contrary information contained in the SAI.

Please retain this supplement for future reference.